ING Partners, Inc.

ING Van Kampen Equity and Income Portfolio

Supplement dated January 9, 2009 to the Service Class (“S Class”) and

Adviser Class (“ADV Class”) Prospectus and

Initial Class (“I Class”) Prospectus,

each dated April 28, 2008

Effective January 1, 2009, Tom Bastian replaced Jim Gilligan as the lead portfolio manager to the Portfolio and Sanjay Verma replaced Steven Kreider as a portfolio manager.  In addition, Mary Jayne Maly has been added as a co-portfolio manager of the Portfolio.

Effective January 1, 2009, the Prospectuses are revised as follows:

1.             All references to Jim Gilligan and Steven Kreider as portfolio managers to the Portfolio are hereby deleted.

2.             The third and fourth paragraphs under the section entitled “Management of the Portfolios - Sub-Advisers — ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio,” found on page 69 of the I Class and beginning on page 71 of the S Class and ADV Class Prospectus, are hereby deleted in their entirety and replaced with the following:

ING Van Kampen Equity and Income Portfolio is managed by members of the Van Kampen’s Equity Income and Taxable Fixed Income teams. The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Portfolio’s portfolio are Thomas B. Bastian, Mary Jayne Maly and Sanjay Verma, each a Managing Director of the Van Kampen, and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of the Van Kampen.

Mr. Bastian has been associated with Van Kampen in an investment management capacity since 2003 and began managing the Portfolio in 2003. Ms. Maly has been associated with Van Kampen in an investment management capacity since 1992 and began co-managing the Portfolio in July 2008. Mr. Verma has been associated with Van Kampen in an investment management capacity since April 2008 and began co-managing the Portfolio in December 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008. Mr. Roeder has been associated with Van Kampen in an investment management capacity since 1999 and began co-managing the Portfolio in 1999. Mr. Laskin has been associated with Van Kampen in an investment management capacity since 2000 and began managing the Portfolio in January 2007. Mr. Marcheli has been associated with Van Kampen in an investment management capacity since 2002 and began co-managing the Portfolio in 2003.

Mr. Bastian is the lead portfolio manager of the Portfolio and is responsible for the execution of the overall strategy of the Portfolio. Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Portfolio. Mr. Verma is responsible for the management of the fixed income holdings in the Portfolio. Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Partners, Inc.

ING Van Kampen Equity and Income Portfolio

Supplement dated January 9, 2009 to the Adviser Class, Initial Class and Service Class

Statement of Additional Information (“SAI”)

dated April 28, 2008

Effective January 1, 2009, Tom Bastian replaced Jim Gilligan as the lead portfolio manager of the Portfolio and Sanjay Verma replaced Steven Kreider as a portfolio manager.  In addition, Mary Jayne Maly has been added as a co-portfolio manager of the Portfolio.

Effective January 1, 2009, the SAI is revised as follows:

1.	All references to Jim Gilligan and Steven Kreider as portfolio managers to the Portfolio are hereby deleted.

2.

The section entitled “Other Information About Portfolio Managers – ING Van Kampen Equity and Income Portfolio – Other Accounts Managed,” found on page 140 of the SAI, is revised to include Sanjay Verma and Mary Jayne Maly as co-portfolio managers of the Portfolio.  The SAI is hereby revised with the following information:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number				Number
Portfolio	of		Number of	Total	of	Total
Manager	Accounts*	Total Assets	Accounts*	Assets	Accounts	Assets*
Mary Jayne Maly(1)	13	$22.7 billion	N/A	N/A	11	$2.3 billion
Sanjay Verma(1)	10	$2.7 billion	N/A	N/A	4	$207 million

* None of these accounts have an advisory fee based on the performance of the account.

(1)	As of October31, 2008.

3.

The section entitled “Other Information About Portfolio Managers – ING Van Kampen Equity and Income Portfolio – Portfolio Manager Ownership of Securities,” found on page 142 of the SAI, is hereby amended to add the following:

Portfolio Manager Ownership of Securities

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Mary Jayne Maly(1)	None
Sanjay Verma(1)	None

(1)	As of October 31, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE